Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
As of December 31, 2020 and 2021, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2020	2021	2020	2021
			US$	US$
Equity securities measured at cost:
Cashido Corp. (Cashido)	0.6%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Deep Vision, Inc (Deep Vision)	16.2%	14.4%	5,000	6,500
BIWIN Storage Technology Corp.(BIWIN)	—	0.3%	—	2,041

			5,000	8,541